Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Retailing Portfolio

November 30, 2019

RET-QTLY-0120
1.810717.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Distributors - 1.4%
Distributors - 1.4%
LKQ Corp. (a)	1,241,400	$43,796,592
Food & Staples Retailing - 5.2%
Food Distributors - 0.9%
U.S. Foods Holding Corp. (a)	659,100	26,212,407
Food Retail - 1.6%
Kroger Co.	1,872,700	51,199,618
Hypermarkets & Super Centers - 2.7%
BJ's Wholesale Club Holdings, Inc. (a)(b)	2,656,040	62,948,148
Walmart, Inc.	180,500	21,495,745
		84,443,893

TOTAL FOOD & STAPLES RETAILING		161,855,918

Hotels, Restaurants & Leisure - 1.0%
Hotels, Resorts & Cruise Lines - 0.2%
Hilton Grand Vacations, Inc. (a)	235,300	8,148,439
Leisure Facilities - 0.8%
Drive Shack, Inc. (a)	2,255,600	8,661,504
Planet Fitness, Inc. (a)	211,500	15,634,080
		24,295,584

TOTAL HOTELS, RESTAURANTS & LEISURE		32,444,023

Interactive Media & Services - 1.7%
Interactive Media & Services - 1.7%
Alphabet, Inc. Class A (a)	41,500	54,119,735
Internet & Direct Marketing Retail - 30.8%
Internet & Direct Marketing Retail - 30.8%
Amazon.com, Inc. (a)	380,330	684,898,265
eBay, Inc.	2,156,900	76,613,088
Expedia, Inc.	131,100	13,327,626
Liberty Interactive Corp. QVC Group Series A (a)	3,876,900	36,675,474
The Booking Holdings, Inc. (a)	75,980	144,668,199
The RealReal, Inc. (b)	539,736	9,283,459
		965,466,111
Multiline Retail - 10.3%
General Merchandise Stores - 10.3%
Dollar General Corp.	850,800	133,881,888
Dollar Tree, Inc. (a)	1,345,700	123,077,722
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	394,400	25,793,760
Target Corp.	321,000	40,128,210
		322,881,580
Specialty Retail - 45.7%
Apparel Retail - 12.7%
Burlington Stores, Inc. (a)	441,694	99,381,150
Ross Stores, Inc.	858,700	99,738,005
The Children's Place Retail Stores, Inc. (b)	476,000	34,395,760
TJX Companies, Inc.	2,669,700	163,198,761
		396,713,676
Automotive Retail - 6.2%
AutoZone, Inc. (a)	66,563	78,405,889
CarMax, Inc. (a)	112,000	10,893,120
O'Reilly Automotive, Inc. (a)	238,386	105,433,360
		194,732,369
Computer & Electronics Retail - 2.2%
Best Buy Co., Inc.	872,500	70,358,400
Home Improvement Retail - 20.8%
Floor & Decor Holdings, Inc. Class A (a)	286,200	13,740,462
Lowe's Companies, Inc.	1,528,800	179,343,528
The Home Depot, Inc.	2,079,700	458,594,647
		651,678,637
Specialty Stores - 3.8%
Five Below, Inc. (a)	259,800	32,139,858
National Vision Holdings, Inc. (a)	878,688	26,536,378
Tiffany & Co., Inc.	318,200	42,575,160
Ulta Beauty, Inc. (a)	73,200	17,118,552
		118,369,948

TOTAL SPECIALTY RETAIL		1,431,853,030

Textiles, Apparel & Luxury Goods - 3.5%
Apparel, Accessories & Luxury Goods - 3.5%
adidas AG	63,000	19,626,639
Capri Holdings Ltd. (a)	154,900	5,752,986
lululemon athletica, Inc. (a)	82,457	18,609,720
PVH Corp.	368,700	35,749,152
Tapestry, Inc.	1,059,100	28,479,199
		108,217,696
TOTAL COMMON STOCKS
(Cost $1,700,105,488)		3,120,634,685

Money Market Funds - 3.4%
Fidelity Cash Central Fund 1.61% (c)	11,501,977	11,504,277
Fidelity Securities Lending Cash Central Fund 1.61% (c)(d)	94,082,293	94,091,701
TOTAL MONEY MARKET FUNDS
(Cost $105,595,978)		105,595,978
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $1,805,701,466)		3,226,230,663
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(94,572,206)
NET ASSETS - 100%		$3,131,658,457

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$227,643
Fidelity Securities Lending Cash Central Fund	509,447
Total	$737,090

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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